Consolidating Financial Information of Guarantors and Issuers Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 25, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net revenues		$ 1,321,967	$ 1,288,721	$ 1,235,778
Costs and expenses:
Cost of food, merchandise and games revenues		110,811	106,608	104,827
Operating expenses		558,102	538,881	517,626
Selling, general and administrative		193,770	181,830	171,490
Depreciation and amortization		153,222	131,876	125,631
Loss on impairment / retirement of fixed assets, net		12,728	12,587	20,873
Gain on sale of investment		(1,877)	0	0
Total costs and expenses		1,026,756	971,782	940,447
Operating income		295,211	316,939	295,331
Interest expense (income), net		84,748	83,686	86,785
Net effect of swaps		(45)	(1,197)	(6,884)
Loss on early debt extinguishment		23,121	0	0
(Gain) loss on foreign currency		(29,086)	(14,656)	81,016
Other (income) expense		(115)	0	0
(Income) loss from investment in affiliates		0	0	0
Income before taxes		216,588	249,106	134,414
Provision for taxes	$ (100)	1,112	71,418	22,192
Net income		215,476	177,688	112,222
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		(14,849)	(3,700)	16,655
Unrealized gain (loss) on cash flow hedging derivatives		7,975	3,350	(2,734)
Net other comprehensive income (loss)		(6,874)	(350)	13,921
Total comprehensive income		208,602	177,338	126,143
April 2017 notes | Reportable Legal Entities [Member] | Cedar Fair L.P. (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues		104,080	144,042	145,571
Costs and expenses:
Cost of food, merchandise and games revenues		0	0	0
Operating expenses		0	0	1,063
Selling, general and administrative		3,007	3,029	3,081
Depreciation and amortization		0	0	0
Loss on impairment / retirement of fixed assets, net		0	0	0
Gain on sale of investment		0
Total costs and expenses		3,007	3,029	4,144
Operating income		101,073	141,013	141,427
Interest expense (income), net		23,739	32,643	34,204
Net effect of swaps		(150)	(473)	(3,820)
Loss on early debt extinguishment		11,773
(Gain) loss on foreign currency		0	0	0
Other (income) expense		250	250	750
(Income) loss from investment in affiliates		(160,925)	(80,295)	(13,523)
Income before taxes		226,386	188,888	123,816
Provision for taxes		10,910	11,200	11,594
Net income		215,476	177,688	112,222
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		(14,849)	(3,700)	16,655
Unrealized gain (loss) on cash flow hedging derivatives		7,975	3,350	(2,734)
Net other comprehensive income (loss)		(6,874)	(350)	13,921
Total comprehensive income		208,602	177,338	126,143
April 2017 notes | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues		395,745	378,556	418,394
Costs and expenses:
Cost of food, merchandise and games revenues		18,386	17,756	18,484
Operating expenses		44,130	49,393	146,761
Selling, general and administrative		19,867	15,058	24,705
Depreciation and amortization		137,535	117,025	111,268
Loss on impairment / retirement of fixed assets, net		8,970	9,742	17,067
Gain on sale of investment		0
Total costs and expenses		228,888	208,974	318,285
Operating income		166,857	169,582	100,109
Interest expense (income), net		(22,435)	(14,169)	(11,731)
Net effect of swaps		0	0	0
Loss on early debt extinguishment		0
(Gain) loss on foreign currency		0	0	0
Other (income) expense		69,756	79,482	14,016
(Income) loss from investment in affiliates		(84,398)	(27,628)	27,480
Income before taxes		203,934	131,897	70,344
Provision for taxes		(10,819)	38,218	35,100
Net income		214,753	93,679	35,244
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		0	0	0
Unrealized gain (loss) on cash flow hedging derivatives		0	0	0
Net other comprehensive income (loss)		0	0	0
Total comprehensive income		214,753	93,679	35,244
April 2017 notes | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues		(583,391)	(635,147)	(585,597)
Costs and expenses:
Cost of food, merchandise and games revenues		0	0	0
Operating expenses		(583,391)	(635,147)	(585,597)
Selling, general and administrative		0	0	0
Depreciation and amortization		0	0	0
Loss on impairment / retirement of fixed assets, net		0	0	0
Gain on sale of investment		0
Total costs and expenses		(583,391)	(635,147)	(585,597)
Operating income		0	0	0
Interest expense (income), net		0	0	0
Net effect of swaps		0	0	0
Loss on early debt extinguishment		0
(Gain) loss on foreign currency		0	0	0
Other (income) expense		0	0	0
(Income) loss from investment in affiliates		460,078	201,600	21,284
Income before taxes		(460,078)	(201,600)	(21,284)
Provision for taxes		0	0	0
Net income		(460,078)	(201,600)	(21,284)
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		14,849	3,700	(16,655)
Unrealized gain (loss) on cash flow hedging derivatives		(2,422)	(1,060)	1,021
Net other comprehensive income (loss)		12,427	2,640	(15,634)
Total comprehensive income		(447,651)	(198,960)	(36,918)
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Cedar Fair L.P. (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues		104,080	144,042	145,571
Costs and expenses:
Cost of food, merchandise and games revenues		0	0	0
Operating expenses		0	0	1,063
Selling, general and administrative		3,007	3,029	3,081
Depreciation and amortization		0	0	0
Loss on impairment / retirement of fixed assets, net		0	0	0
Gain on sale of investment		0
Total costs and expenses		3,007	3,029	4,144
Operating income		101,073	141,013	141,427
Interest expense (income), net		23,739	32,643	34,204
Net effect of swaps		(150)	(473)	(3,820)
Loss on early debt extinguishment		11,773
(Gain) loss on foreign currency		0	0	0
Other (income) expense		250	250	750
(Income) loss from investment in affiliates		(160,925)	(80,295)	(13,523)
Income before taxes		226,386	188,888	123,816
Provision for taxes		10,910	11,200	11,594
Net income		215,476	177,688	112,222
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		(14,849)	(3,700)	16,655
Unrealized gain (loss) on cash flow hedging derivatives		7,975	3,350	(2,734)
Net other comprehensive income (loss)		(6,874)	(350)	13,921
Total comprehensive income		208,602	177,338	126,143
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues		1,239,067	1,234,075	1,118,384
Costs and expenses:
Cost of food, merchandise and games revenues		99,328	96,740	95,577
Operating expenses		666,063	720,390	675,821
Selling, general and administrative		112,394	100,228	102,500
Depreciation and amortization		137,535	117,025	111,268
Loss on impairment / retirement of fixed assets, net		12,072	12,428	20,456
Gain on sale of investment		0
Total costs and expenses		1,027,392	1,046,811	1,005,622
Operating income		211,675	187,264	112,762
Interest expense (income), net		17,333	1,526	(1,010)
Net effect of swaps		0	0	0
Loss on early debt extinguishment		2,955
(Gain) loss on foreign currency		0	4	0
Other (income) expense		69,756	79,482	14,016
(Income) loss from investment in affiliates		(84,398)	(27,628)	27,480
Income before taxes		206,029	133,880	72,276
Provision for taxes		(8,724)	40,201	37,032
Net income		214,753	93,679	35,244
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		0	0	0
Unrealized gain (loss) on cash flow hedging derivatives		0	0	0
Net other comprehensive income (loss)		0	0	0
Total comprehensive income		214,753	93,679	35,244
June 2014 Notes [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues		(466,605)	(528,303)	(381,211)
Costs and expenses:
Cost of food, merchandise and games revenues		0	0	0
Operating expenses		(466,605)	(528,303)	(381,211)
Selling, general and administrative		0	0	0
Depreciation and amortization		0	0	0
Loss on impairment / retirement of fixed assets, net		0	0	0
Gain on sale of investment		0
Total costs and expenses		(466,605)	(528,303)	(381,211)
Operating income		0	0	0
Interest expense (income), net		0	0	0
Net effect of swaps		0	0	0
Loss on early debt extinguishment		0
(Gain) loss on foreign currency		0	0	0
Other (income) expense		0	0	0
(Income) loss from investment in affiliates		460,078	201,600	21,284
Income before taxes		(460,078)	(201,600)	(21,284)
Provision for taxes		0	0	0
Net income		(460,078)	(201,600)	(21,284)
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		14,849	3,700	(16,655)
Unrealized gain (loss) on cash flow hedging derivatives		(2,422)	(1,060)	1,021
Net other comprehensive income (loss)		12,427	2,640	(15,634)
Total comprehensive income		(447,651)	(198,960)	(36,918)
Co-Issuer Subsidiary (Magnum) [Member] | April 2017 notes | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues		317,496	320,945	240,817
Costs and expenses:
Cost of food, merchandise and games revenues		0	0	372
Operating expenses		313,654	303,974	179,139
Selling, general and administrative		67,872	68,422	55,551
Depreciation and amortization		33	35	37
Loss on impairment / retirement of fixed assets, net		0	0	0
Gain on sale of investment		(1,877)
Total costs and expenses		379,682	372,431	235,099
Operating income		(62,186)	(51,486)	5,718
Interest expense (income), net		18,837	24,114	28,210
Net effect of swaps		105	(724)	(3,064)
Loss on early debt extinguishment		8,188
(Gain) loss on foreign currency		(25)	0	0
Other (income) expense		(73,581)	(83,657)	(18,649)
(Income) loss from investment in affiliates		(176,698)	(73,132)	(15,141)
Income before taxes		160,988	81,913	14,362
Provision for taxes		60	1,621	840
Net income		160,928	80,292	13,522
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		0	0	0
Unrealized gain (loss) on cash flow hedging derivatives		2,422	1,060	(1,021)
Net other comprehensive income (loss)		2,422	1,060	(1,021)
Total comprehensive income		163,350	81,352	12,501
Co-Issuer Subsidiary (Magnum) [Member] | June 2014 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues		317,496	320,945	240,817
Costs and expenses:
Cost of food, merchandise and games revenues		0	0	372
Operating expenses		313,654	303,974	179,139
Selling, general and administrative		67,872	68,422	55,551
Depreciation and amortization		33	35	37
Loss on impairment / retirement of fixed assets, net		0	0	0
Gain on sale of investment		(1,877)
Total costs and expenses		379,682	372,431	235,099
Operating income		(62,186)	(51,486)	5,718
Interest expense (income), net		18,837	24,114	28,210
Net effect of swaps		105	(724)	(3,064)
Loss on early debt extinguishment		8,188
(Gain) loss on foreign currency		(25)	0	0
Other (income) expense		(73,581)	(83,657)	(18,649)
(Income) loss from investment in affiliates		(176,698)	(73,132)	(15,141)
Income before taxes		160,988	81,913	14,362
Provision for taxes		60	1,621	840
Net income		160,928	80,292	13,522
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		0	0	0
Unrealized gain (loss) on cash flow hedging derivatives		2,422	1,060	(1,021)
Net other comprehensive income (loss)		2,422	1,060	(1,021)
Total comprehensive income		163,350	81,352	12,501
Co-Issuer Subsidiary (Cedar Canada) [Member] | April 2017 notes | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues		127,929	117,962	112,217
Costs and expenses:
Cost of food, merchandise and games revenues		11,483	9,868	8,878
Operating expenses		44,990	42,820	42,814
Selling, general and administrative		10,497	10,151	10,358
Depreciation and amortization		15,654	14,816	14,326
Loss on impairment / retirement of fixed assets, net		656	159	417
Gain on sale of investment		0
Total costs and expenses		83,280	77,814	76,793
Operating income		44,649	40,148	35,424
Interest expense (income), net		24,839	25,403	25,381
Net effect of swaps		0	0	0
Loss on early debt extinguishment		205
(Gain) loss on foreign currency		(29,061)	(14,660)	81,016
Other (income) expense		3,460	3,925	3,883
(Income) loss from investment in affiliates		(38,057)	(20,545)	(20,100)
Income before taxes		83,263	46,025	(54,756)
Provision for taxes		(1,134)	18,396	(27,274)
Net income		84,397	27,629	(27,482)
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		(14,849)	(3,700)	16,655
Unrealized gain (loss) on cash flow hedging derivatives		0	0	0
Net other comprehensive income (loss)		(14,849)	(3,700)	16,655
Total comprehensive income		69,548	23,929	(10,827)
Co-Issuer Subsidiary (Cedar Canada) [Member] | June 2014 Notes [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues		127,929	117,962	112,217
Costs and expenses:
Cost of food, merchandise and games revenues		11,483	9,868	8,878
Operating expenses		44,990	42,820	42,814
Selling, general and administrative		10,497	10,151	10,358
Depreciation and amortization		15,654	14,816	14,326
Loss on impairment / retirement of fixed assets, net		656	159	417
Gain on sale of investment		0
Total costs and expenses		83,280	77,814	76,793
Operating income		44,649	40,148	35,424
Interest expense (income), net		24,839	25,403	25,381
Net effect of swaps		0	0	0
Loss on early debt extinguishment		205
(Gain) loss on foreign currency		(29,061)	(14,660)	81,016
Other (income) expense		3,460	3,925	3,883
(Income) loss from investment in affiliates		(38,057)	(20,545)	(20,100)
Income before taxes		83,263	46,025	(54,756)
Provision for taxes		(1,134)	18,396	(27,274)
Net income		84,397	27,629	(27,482)
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		(14,849)	(3,700)	16,655
Unrealized gain (loss) on cash flow hedging derivatives		0	0	0
Net other comprehensive income (loss)		(14,849)	(3,700)	16,655
Total comprehensive income		69,548	23,929	(10,827)
Co-Issuer Subsidiary (Millennium) [Member] | April 2017 notes | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenues		960,108	962,363	904,376
Costs and expenses:
Cost of food, merchandise and games revenues		80,942	78,984	77,093
Operating expenses		738,719	777,841	733,446
Selling, general and administrative		92,527	85,170	77,795
Depreciation and amortization		0	0	0
Loss on impairment / retirement of fixed assets, net		3,102	2,686	3,389
Gain on sale of investment		0
Total costs and expenses		915,290	944,681	891,723
Operating income		44,818	17,682	12,653
Interest expense (income), net		39,768	15,695	10,721
Net effect of swaps		0	0	0
Loss on early debt extinguishment		2,955
(Gain) loss on foreign currency		0	4	0
Other (income) expense		0	0	0
(Income) loss from investment in affiliates		0	0	0
Income before taxes		2,095	1,983	1,932
Provision for taxes		2,095	1,983	1,932
Net income		0	0	0
Other comprehensive income (loss), (net of tax):
Foreign currency translation adjustment		0	0	0
Unrealized gain (loss) on cash flow hedging derivatives		0	0	0
Net other comprehensive income (loss)		0	0	0
Total comprehensive income		$ 0	$ 0	$ 0